Disaggregated revenue and Concentration (Details 1) - integer	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Customer 3 [Member] | Accounts Receivable Member
Concentration Risk, Percentage					86.30%
Number of customer					3
Customer 3 [Member] | Sales Revenue [Member]
Concentration Risk, Percentage				95.50%
Number of customer				3
Customer 1 [Member] | Sales Revenue [Member]
Concentration Risk, Percentage			37.90%
Number of customer			1
Customer 2 [Member] | Accounts Receivable Member
Concentration Risk, Percentage			67.00%
Number of customer			2
Customer 4 [Member] | Sales Revenue [Member]
Concentration Risk, Percentage		82.10%
Number of customer		4
Customer 6 [Member] | Sales Revenue [Member]
Concentration Risk, Percentage	79.60%
Number of customer	6